Due to Depositors (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Due to Depositors
Timedepositsgreaterthan$250,000	$ 31,067,780	$ 21,599,533
Amounts due to depositors
Non-interest bearing demand	85,687,731	85,646,805
Savings	137,931,928	133,175,156
Money market and interest-bearing checking	318,162,407	275,102,952
Time deposits	145,907,806	141,904,861
Mortgage escrow funds	1,480,108	1,419,866
Total due to depositors	689,169,980	637,249,640
Amount
One year or less	99,053,806	97,436,134
One to two years	21,381,473	18,136,075
Two to three years	10,372,941	11,662,198
Three to four years	5,977,249	8,224,229
Four to five years	9,122,337	6,445,647
Over five years	0	578
Total time deposits	$ 145,907,806	$ 141,904,861
Percent
One year or less	67.90%	68.70%
One to two years	14.70%	12.80%
Two to three years	7.10%	8.20%
Three to four years	4.10%	5.80%
Four to five years	6.20%	4.50%
Over five years	0.00%	0.00%
Total time deposits	100.00%	100.00%